FINANCIAL INSTRUMENTS (Details 22) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 653,421	$ 575,178
Allowance account for credit losses of financial assets	8,000	16,368
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	21,502	28,469
Allowance account for credit losses of financial assets	0
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	474	899
Allowance account for credit losses of financial assets	12
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	96	309
Allowance account for credit losses of financial assets	6
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	636	18
Allowance account for credit losses of financial assets	64
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	11	846
Allowance account for credit losses of financial assets	1
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	70	22
Allowance account for credit losses of financial assets	7
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	72	34
Allowance account for credit losses of financial assets	72
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	299	389
Allowance account for credit losses of financial assets	299
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	5,036	12,311
Allowance account for credit losses of financial assets	5,036
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	625,225	$ 531,881
Allowance account for credit losses of financial assets	0
Letter of credits [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	305,473
Allowance account for credit losses of financial assets	0
Letter of credits [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	2,625
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 92
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 38
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Letter of credits [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 302,718
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 344,186
Allowance account for credit losses of financial assets	5,497
Credit Line [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	17,775
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Credit Line [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 355
Allowance account for credit losses of financial assets	$ 12
Expected credit loss rate	3.38%
Credit Line [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 58
Allowance account for credit losses of financial assets	$ 6
Expected credit loss rate	10.34%
Credit Line [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 636
Allowance account for credit losses of financial assets	$ 64
Expected credit loss rate	10.06%
Credit Line [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 11
Allowance account for credit losses of financial assets	$ 1
Expected credit loss rate	9.09%
Credit Line [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 70
Allowance account for credit losses of financial assets	$ 7
Expected credit loss rate	10.00%
Credit Line [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 72
Allowance account for credit losses of financial assets	$ 72
Expected credit loss rate	100.00%
Credit Line [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 299
Allowance account for credit losses of financial assets	$ 299
Expected credit loss rate	100.00%
Credit Line [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 5,036
Allowance account for credit losses of financial assets	$ 5,036
Expected credit loss rate	100.00%
Credit Line [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 319,874
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 3,762
Allowance account for credit losses of financial assets	0
Others [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	1,102
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 27
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%
Others [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 2,633
Allowance account for credit losses of financial assets	$ 0
Expected credit loss rate	0.00%